Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of fair value assets measured on a recurring basis
The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and the level of inputs used in such measurements (in thousands):

	March 31, 2025
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Oramed Note	$14,962	$—	$—	$14,962
Tranche B Notes	24,480	—	—	24,480
Purchased revenue liability	7,300	—	—	7,300
Derivative liabilities	7,894	—	—	7,894
Other long-term liabilities	155	—	—	155

Total liabilities measured at fair value	$54,791	$—	$—	$54,791

	December 31, 2024
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Oramed Note	$12,161	$—	$—	$12,161
Tranche B Notes	23,560	—	—	23,560
Purchased revenue liability	6,800			6,800
Derivative liabilities	18,303	—	—	18,303
Other long-term liabilities	155	—	—	155

Total liabilities measured at fair value	$60,979	$—	$—	$60,979

The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and the level of inputs used in such measurements (in thousands):

	December 31, 2024
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Oramed Note	$12,161	$—	$—	$12,161
Tranche B Notes	23,560	—	—	23,560
Purchased Revenue Liability	6,800	—	—	6,800
Derivative liabilities	18,303	—	—	18,303
Other long-term liabilities	155	—	—	155

Total liabilities measured at fair value	$60,979	$—	$—	$60,979

	December 31, 2023
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Oramed Note	$104,089	$—	$—	$104,089
Convertible Debentures	4,340	—	—	4,340
Derivative liabilities	1,518	—	—	1,518
Other long-term liabilities	179	—	—	179

Total liabilities measured at fair value	$110,126	$—	$—	$110,126

Schedule of the derivative liabilities measured at fair value using significant unobservable inputs Level 3
The following table includes a summary of the derivative liabilities measured at fair value during the three months ended March 31, 2025 (in thousands):

Fair Value
Ending Balance as of December 31, 2024	$18,303
Change in fair value measurement	(10,409)

Ending Balance as of March 31, 2025	$7,894

The following table includes a summary of the derivative liabilities measured at fair value during the years ended December 31, 2024 and 2023 (in thousands):

Fair Value

Ending Balance as of December 31, 2022	$1,231
Change in fair value measurement	512
Forfeiture of Private Warrants	(225)

Ending Balance as of December 31, 2023	1,518
Issuance of February 2024 BDO Firm Warrants as part of February 2024 BDO, April 2024 RDO Common Warrants as part of April 2024 RDO, October 2024 Noteholder Warrants as part of Tranche B Notes, December 2024 RDO Common Warrants as part of December 2024 RDO, and December 2024 RDO Pre-Funded Warrants as part of December 2024 RDO	34,330
Reclass of Deposit Warrant liability upon satisfaction of FSF Deposit	1,690
Cancellation of Private Warrants as part of Oramed Letter Agreement	(445)
Warrant amendment and exercise as part of December 2024 RDO	(428)
Settlement of December 2024 RDO Pre-Funded Warrants	(984)
Change in fair value measurement	(17,378)

Ending Balance as of December 31, 2024	$18,303

Schedule of quantitative information regarding Level 3 fair value measurements
A summary of the inputs used in valuing the derivative warrant liabilities as of March 31, 2025 is as follows:

	Private Warrants	February 2024 BDO Firm Warrants	April 2024 RDO Common Warrants	Deposit Warrant	October 2024 Noteholder Warrants	December 2024 RDO Common Warrants (5yr)	December 2024 RDO Common Warrants (2.5yr)
Exercise price	$402.50	$59.50	$38.50	$1.20	$36.40	$22.72	$22.72
Term, in years	2.61	3.93	4.07	4.22	4.52	4.70	2.20
Volatility	109.0%	85.0%	83.0%	76.0%	80.0%	79.0%	98.0%
Risk-free rate	3.85%	3.88%	3.89%	3.89%	3.90%	3.91%	3.85%
Dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
A summary of the inputs used in valuing the derivative warrant liabilities as of December 31, 2024 is as follows:

	Private Warrants	February 2024 BDO Firm Warrants	April 2024 RDO Common Warrants	Deposit Warrant	October 2024 Noteholder Warrants	December 2024 RDO Common Warrants (5yr)	December 2024 RDO Common Warrants (2.5yr)
Exercise price	$402.50	$59.50	$38.50	$1.20	$36.40	$22.72	$22.72
Term, in years	2.86	4.18	4.32	4.47	4.77	4.95	2.45
Volatility	109.0%	81.0%	80.0%	73.0%	77.0%	76.0%	95.0%
Risk-free rate	4.22%	4.29%	4.30%	4.30%	4.32%	4.33%	4.21%
Dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

	Private Warrants	February 2024 BDO Firm Warrants	April 2024 RDO Common Warrants	Deposit Warrant	October 2024 Noteholder Warrants	December 2024 RDO Common Warrants (5yr)	December 2024 RDO Common Warrants (2.5yr)
	December 31, 2024

Exercise price	$402.50	$59.50	$38.50	$1.20	$36.40	$22.72	$22.72
Term, in years	2.86	4.18	4.32	4.47	4.77	4.95	2.45
Volatility	109.0%	81.0%	80.0%	73.0%	77.0%	76.0%	95.0%
Risk-free rate	4.22%	4.29%	4.30%	4.30%	4.32%	4.33%	4.21%
Dividend yield	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Private Warrants
December 31, 2023

Exercise price	$402.50
Term, in years	3.86
Volatility	76.0%
Risk-free rate	3.90%
Dividend yield	0.0%